Supplemental Financial Statement Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	$ 4,120,000		$ 4,120,000		$ 3,560,000	$ 27,399,000
Interest cost, capitalized	1,100,000	700,000	1,800,000	1,400,000	3,700,000	1,300,000
Depreciation expense	31,400,000	31,200,000	62,500,000	62,100,000	130,500,000	124,900,000	125,200,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	800,000		800,000
Fire Loss
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Raw materials inventories, carrying value	700,000		700,000
Work-in-process inventories, carrying value	1,000,000		1,000,000
Finished goods inventories, carrying value	3,100,000		3,100,000
Raw materials, work-in-process and finished goods inventories, fair value	$ 0		$ 0